Discontinued operations and disposal groups	6 Months Ended
Jun. 30, 2026
Discontinued operations and disposal groups
Discontinued operations and disposal groups

21.Discontinued operations and disposal groups

During the fourth quarter of 2025, the Group progressed its plan to exit the Latam region through the disposal of both its tower businesses in Brazil and Colombia (Latam towers) and its fiber business in Brazil (I-Systems) and by the end of December 2025 the plans for each disposal were sufficiently progressed for management to conclude that it was highly probable that the sale of each business would complete within 12 months. Therefore, these businesses have been classified as two separate disposal groups and the assets and liabilities of both disposal groups are presented as held for sale in the condensed consolidated statement of financial position.

Depreciation and amortization is no longer recognized from this date forwards and the non-current assets are impaired with reference to the agreed sales consideration.

The Latam region is a major geographical area of operations for the Group. Accordingly, the disposal groups together have been classified as a discontinued operation and their results presented as a discontinued operation in the condensed consolidated statement of income and other comprehensive (loss)/income.

On February 11, 2026, the Group announced it had agreed to sell its 51.0% equity interest in I-Systems to TIM S.A., which was completed in May 2026 (refer to note 21), and on February 17, 2026, the Group announced it had agreed to sell its Latam tower operations to Macquarie Asset Management. In August 2026, the Group completed the Latam Towers Disposal.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

21.1Discontinued operations

Financial performance and cashflow information in relation to discontinued operations was as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$’m	$’m	$’m	$’m

Revenue	42.4	45.1	94.2	92.6
Cost of sales	(4.7)	(39.9)	(11.3)	(79.8)
Administrative expenses	(6.7)	(8.9)	(14.7)	(19.6)
Gain on disposal of subsidiary (note 20)	20.0	—	20.0	—
Impairment of held for sale non-current assets	(45.4)	—	(75.4)	—
Other income	0.2	0.9	0.2	1.2
Operating income/(loss)	5.8	(2.8)	13.0	(5.6)
Finance income	4.0	4.4	13.9	6.5
Finance costs	(11.5)	(34.9)	(25.8)	(56.1)
(Loss)/income before tax from discontinued operations	(1.7)	(33.3)	1.1	(55.2)
Income tax (expense)/benefit:
Related to pre tax income from the ordinary activities	(1.6)	13.1	(1.5)	18.7
Related to remeasurement to fair value less costs to sell	10.9	—	17.9	—
Income/(loss) from discontinued operations	7.6	(20.2)	17.5	(36.5)

Other comprehensive income:
Exchange differences on translation of foreign operations	4.0	54.9	35.9	129.5
Other comprehensive income for the period, net of taxes	4.0	54.9	35.9	129.5

Total comprehensive income for the period	11.6	34.7	53.4	93.0

Net cash from operating activities	41.6	28.2	76.5	55.4
Net cash used in investing activities	(13.8)	(15.4)	(29.8)	(41.5)
Net cash used in financing activities	(28.1)	(6.4)	(40.4)	(37.0)
Net (decrease)/increase in cash by the discontinued operation	(0.3)	6.4	6.3	(23.1)

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

21.2Assets held for sale and liabilities held for sale

	June 30, 2026	December 31, 2025
	Tower businesses	Tower businesses	I-Systems	Total
	$’m	$’m	$’m	$’m

Non‑current assets
Property, plant and equipment	298.1	293.3	269.4	562.7
Right-of-use assets	254.0	244.6	0.7	245.3
Other intangible assets	188.9	194.9	137.1	332.0
Deferred income tax assets	163.1	138.4	6.1	144.5
Trade and other receivables	69.6	69.9	5.3	75.2

Current assets
Trade and other receivables	42.2	39.3	26.4	65.7
Cash and cash equivalents	19.9	16.9	10.7	27.6
Assets held for sale	1,035.8	997.3	455.7	1,453.0

Non‑current liabilities
Trade and other payables	-	-	(5.5)	(5.5)
Borrowings	-	-	(82.8)	(82.8)
Lease liabilities	(259.4)	(232.0)	(0.5)	(232.5)
Provisions for other liabilities and charges	(32.7)	(36.8)	-	(36.8)
Deferred income tax liabilities	(11.2)	(14.0)	-	(14.0)

Current liabilities
Trade and other payables	(42.2)	(42.6)	(23.6)	(66.2)
Borrowings	-	-	(13.9)	(13.9)
Lease liabilities	(45.6)	(40.9)	(0.4)	(41.3)
Liabilities held for sale	(391.1)	(366.3)	(126.7)	(493.0)

The cumulative foreign exchange translation reserve loss in relation to the discontinued operation as of June 30, 2026 was $62.7 million (December 31, 2025: $83.9 million)